Assets and liabilities classified as held for sale (Tables)	12 Months Ended
Mar. 31, 2020
Assets And Liabilities Classified As Held For Sale [Abstract]
Summary of Assets and Liabilities Held for Sale
The disposal groups were stated at fair value less costs to sell and comprised the following assets and liabilities:

At 31 March 2020	£m
Assets
Intangible assets	35
Property, plant and equipment	37
Right-of-use assets	34
Trade and other receivables	87
Contract assets	8
Deferred tax assets	4
Inventories	1
Current tax receivable	19
Cash and cash equivalents	43
Assets held for sale	268

Liabilities
Trade and other payables	104
Contract liabilities	28
Lease liabilities	62
Current tax liabilities	4
Retirement benefit obligations	8
Provisions	5
Liabilities held for sale	211